As filed with the Securities and Exchange Commission on February 29, 2012

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202

(Name and address of agent for service)

(414) 765-6609
Registrant's telephone number, including area code

Date of fiscal year end:  September 30, 2012

Date of reporting period:  December 31, 2011

Item 1. Schedules of Investments.

Chase Growth Fund
Schedule of Investments
at December 31, 2011 (Unaudited)

Shares		Value
	COMMON STOCKS - 98.7%
	Aerospace/Aircraft - 1.4%
16,260	Precision Castparts Corp.	$2,679,485

	Auto/Auto Parts - 3.2%
78,490	O'Reilly Automotive, Inc. *	6,275,276

	Beverage - 3.6%
101,630	Coca-Cola Co.	7,111,051

	Biotechnology - 1.7%
48,400	Celgene Corp. *	3,271,840

	Broadcast Media - 1.7%
80,550	DIRECTV - Class A *	3,444,318

	Chemicals - 1.1%
24,870	FMC Corp.	2,139,815

	Chemicals - Specialty - 2.3%
42,400	Praxair, Inc.	4,532,560

	Computer - Storage - 4.9%
257,580	EMC Corp. *	5,548,273
83,400	Teradata Corp. *	4,045,734
		9,594,007
	Computer Hardware - 10.3%
30,510	Apple Inc. *	12,356,550
43,030	International Business Machines Corp.	7,912,356
		20,268,906
	Computer Software - Enterprise - 3.4%
126,800	Nuance Communications, Inc. *	3,190,288
138,300	Oracle Corp.	3,547,395
		6,737,683

	Consumer Finance - 2.0%
163,900	Discover Financial Services	3,933,600

	Drugs - Generic - 1.9%
63,100	Watson Pharmaceuticals, Inc. *	3,807,454

	Drugs - Proprietary - 6.2%
54,600	Abbott Laboratories	3,070,158
48,810	Allergan, Inc.	4,282,589
47,930	Shire PLC - ADR	4,979,927
		12,332,674
	Energy/Integrated - 3.4%
64,240	Chevron Corp.	6,835,136

	Energy/Oil Service - 3.8%
108,690	Baker Hughes Inc.	5,286,682
41,600	FMC Technologies, Inc. *	2,172,768
		7,459,450

	Finance/Information Services - 4.0%
21,300	MasterCard, Inc. - Class A	7,941,066

	Health Care Distribution - 2.5%
133,750	AmerisourceBergen Corp.	4,974,163

	Household Products - 2.3%
49,400	Colgate-Palmolive Co.	4,564,066

	Information Services - 1.9%
36,940	Alliance Data Systems Corp. *	3,835,850

	Internet Retail - 1.5%
99,600	eBay, Inc. *	3,020,868

	Machinery - 4.2%
49,930	Cummins Inc.	4,394,838
51,580	Joy Global, Inc.	3,866,953
		8,261,791
	Railroad - 3.7%
68,640	Union Pacific Corp.	7,271,722

	Restaurants - 11.5%
76,000	McDonald's Corp.	7,625,080
209,550	Starbucks Corp.	9,641,396
93,510	Yum! Brands, Inc.	5,518,025
		22,784,501
	Retail - Discount - 9.1%
61,000	Costco Wholesale Corp.	5,082,520
46,600	Dollar Tree, Inc. *	3,872,926
112,200	Ross Stores, Inc.	5,332,865
57,800	TJX Companies, Inc.	3,730,990
		18,019,301
	Retail - Specialty - 4.4%
75,200	Bed Bath & Beyond Inc. *	4,359,344
84,700	PetSmart, Inc.	4,344,263
		8,703,607
	Service Companies - 2.7%
81,800	Cognizant Technology Solutions - Class A *	5,260,558

	TOTAL COMMON STOCKS (Cost $154,702,794)	195,060,748

	SHORT-TERM INVESTMENTS - 1.5%
2,861,171	Invesco STIT Treasury Portfolio - Institutional Class, 0.02%#	2,861,171
	TOTAL SHORT-TERM INVESTMENTS (Cost 2,861,171)	2,861,171
	Total Investments in Securities (Cost ($157,563,965) - 100.2%	197,921,919
	Liabilities in Excess of Other Assets - (0.2)%	(279,227)
	NET ASSETS - 100.00%	$197,642,692

ADR - American Depositary Receipt
* Non-income producing security.
# Rate shown is the 7-day yield as of December 31, 2011.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor
Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Chase Mid-Cap Growth Fund
Schedule of Investments
at December 31, 2011 (Unaudited)

Shares		Value
	COMMON STOCKS - 97.0%
	Aerospace/Aircraft - 1.5%
3,700	TransDigm Group, Inc. *	$354,016

	Beverage - 2.2%
5,710	Hansen Natural Corp. *	526,119

	Business Services - 3.7%
24,700	Higher One Holdings, Inc. *	455,468
6,950	Towers Watson & Co. - Class A	416,514
		871,982
	Chemicals - 2.3%
6,200	FMC Corp.	533,448

	Chemicals - Specialty - 5.5%
8,510	Airgas, Inc.	664,461
3,170	NewMarket Corp.	628,009
		1,292,470
	Computer - Networking - 1.9%
19,200	Riverbed Technology, Inc. *	451,200

	Computer - Storage - 3.4%
10,650	Informatica Corp. *	393,305
8,550	Teradata Corp. *	414,761
		808,066
	Computer Software - Enterprise - 9.1%
12,100	CommVault Systems, Inc. *	516,912
9,550	MICROS Systems, Inc. *	444,839
19,800	Nuance Communications, Inc. *	498,168
13,200	Solarwinds, Inc. *	368,940
17,000	Websense, Inc. *	318,410
		2,147,269
	Consumer Goods/Services - 1.9%
10,000	Coinstar, Inc. *	456,400

	Drugs - Generic - 4.6%
6,700	Perrigo Co.	651,909
7,200	Watson Pharmaceuticals, Inc. *	434,448
		1,086,357
	Drugs - Proprietary - 2.6%
14,700	Questcor Pharmaceuticals, Inc. *	611,226

	Electrical Instruments - 2.0%
11,750	FEI Co. *	479,165

	Energy/Oil Service - 3.7%
9,800	Bristow Group, Inc.	464,422
3,400	CARBO Ceramics Inc.	419,322
		883,744
	Finance/Information Services - 2.3%
10,250	Wright Express Corp. *	556,370

	Financial Services - Diversified - 1.5%
10,300	First Cash Financial Services, Inc. *	361,427

	Financial Services - Miscelleanous - 4.0%
17,000	CBOE Holdings, Inc.	439,620
17,000	MarketAxess Holdings, Inc.	511,870
		951,490
	Food - 1.9%
5,300	Ralcorp Holdings, Inc. *	453,150

	Footwear - 1.6%
5,160	Deckers Outdoor Corp. *	389,941

	Information Services - 2.1%
4,800	Alliance Data Systems Corp. *	498,432

	Insurance - Property/Casualty/Title - 1.9%
18,800	AmTrust Financial Services, Inc.	446,500

	Leisure Time - 2.1%
8,900	Polaris Industries, Inc.	498,222

	Personal Care - 4.8%
12,100	Nu Skin Enterprises, Inc. - Class A	587,697
8,500	Ulta Salon, Cosmetics & Fragrance, Inc. *	551,820
		1,139,517
	Railroad - 2.3%
8,850	Genesee & Wyoming Inc. *	536,133

	Restaurants - 2.3%
3,800	Panera Bread Co. - Class A *	537,510

	Retail - Discount - 7.7%
7,850	Dollar Tree, Inc. *	652,413
8,100	PriceSmart, Inc.	563,679
12,640	Ross Stores, Inc.	600,779
		1,816,871
	Retail - Specialty - 4.8%
10,600	PetSmart, Inc.	543,674
8,600	Tractor Supply Co.	603,290
		1,146,964
	Semiconducors - 1.5%
21,400	Skyworks Solutions, Inc. *	347,108

	Service Companies - 2.5%
7,600	Oil States International, Inc. *	580,412

	Shipping - 2.3%
8,100	Kirby Corp. *	533,304

	Telecommunication Services - 5.0%
29,400	MasTec Inc. *	510,678
19,550	NeuStar, Inc. - Class A *	668,023
		1,178,701
	Waste Disposal - 2.0%
14,640	Waste Connections, Inc.	485,170

	TOTAL COMMON STOCKS (Cost $20,553,166)	22,958,684

	SHORT-TERM INVESTMENTS - 5.7%
1,339,410	Invesco STIT Treasury Portfolio - Institutional Class, 0.02%	1,339,410
	TOTAL SHORT-TERM INVESTMENTS (Cost 1,339,410)	1,339,410
	Total Investments in Securities (Cost ($21,892,576) - 102.7%	24,298,094
	Liabilities in Excess of Other Assets - (2.7)%	(627,596)
	NET ASSETS - 100.00%	$23,670,498

* Non-income producing security.
# Rate shown is the 7-day yield as of December 31, 2011.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor
Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Chase Funds
Notes to Schedule of Investments
December 31, 2011 (Unaudited)

Note 1 – Securities Valuation

The Chase Funds’ (the “Funds”) investments in securities are carried at their fair value. Securities that are primarily traded on a national securities exchange shall be valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale price on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  Investments in open-end mutual funds are valued at their net asset value per share. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Short-term securities having a maturity of 60 days or less are valued at their amortized cost, which approximates market value.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

Securities for which market quotations are not readily available or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees. These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  Fair valuation may also be used for securities that are subject to legal or contractual restrictions on resale, securities for which no or limited trading activity has occurred for a period of time, or securities that are otherwise deemed to be illiquid.  Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
•
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ securities as of December 31, 2011:

Chase Growth Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$54,144,483	$-	$-	$54,144,483
Consumer Staples	16,757,637	-	-	16,757,637
Energy	14,294,586	-	-	14,294,586
Financials	3,933,600	-	-	3,933,600
Health Care	24,386,131	-	-	24,386,131
Industrials	18,212,998	-	-	18,212,998
Information Technology	56,658,938	-	-	56,658,938
Materials	6,672,375	-	-	6,672,375
Total Common Stocks	195,060,748	-	-	195,060,748
Short-Term Investments	2,861,171	-	-	2,861,171
Total Investments in Securities	$197,921,919	$-	$-	$197,921,919

Chase Mid-Cap Growth Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$4,834,050	$-	$-	$4,834,050
Consumer Staples	2,130,645	-	-	2,130,645
Energy	1,464,156	-	-	1,464,156
Financials	1,759,417	-	-	1,759,417
Health Care	1,697,584	-	-	1,697,584
Industrials	2,835,814	-	-	2,835,814
Information Technology	6,411,100	-	-	6,411,100
Materials	1,825,918	-	-	1,825,918
Total Common Stocks	22,958,684	-	-	22,958,684
Short-Term Investments	1,339,410	-	-	1,339,410
Total Investments in Securities	$24,298,094	$-	$-	$24,298,094

Refer to the Funds’ Schedule of Investments for a detailed break-out of common stocks by industry classification.  Transfers between levels are recognized at December 31, 2011, the end of the reporting period.  The Funds recognized no transfers to/from Level 1 or Level 2.  There were no Level 3 securities held in the Funds during the quarter ended December 31, 2011.

Note 2 – Federal Income Taxes

The cost basis of investments for federal income tax purposes at December 31, 2011 was as follows*:

Chase Growth Fund

Cost of investments	$157,563,965

Gross unrealized appreciation	$44,760,102
Gross unrealized depreciation	(4,402,148)
Net unrealized appreciation	$40,357,954

Chase Mid-Cap Growth Fund

Cost of investments	$21,896,147

Gross unrealized appreciation	$3,095,301
Gross unrealized depreciation	(693,354)
Net unrealized appreciation	$2,401,947

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Funds’ previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*/s/ Douglas G. Hess
Douglas G. Hess, President

Date  2/20/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*/s/ Douglas G. Hess
 Douglas G. Hess, President

Date  2/20/2012

By (Signature and Title)*/s/ Cheryl L. King
 Cheryl L. King, Treasurer

Date  2/20/2012
* Print the name and title of each signing officer under his or her signature.